Assets/Liabilities for Insurance Contracts - Summary of Assumption Used for Current Estimates of Future Cash Flows Derived from Insurance Contract (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of types of insurance contracts [abstract]
Mortality Table	GAM 94	GAM 94
Investment (Discount) Rate	2.74%	3.38%
Life Insurance Reference Rate	Projection of Life Insurance Reference Rate based on CER proportion, starting from 1.19% for voluntary retirement, and 0.88% for Annuities.	Projected benchmark rate based on a share of CER starting with 1.36% in the case of voluntary retirement and 1.63% in the case of life annuities.
Administrative Expenses	453 for voluntary retirement and 620 for annuities	682 in the case of voluntary retirement and 620 in the case of life annuities